Vanguard Consumer Staples Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Beverages (24.2%)
	Coca-Cola Co.	11,786,239	629,385
	PepsiCo Inc.	4,108,924	558,115
	Constellation Brands Inc. Class A	527,331	98,115
*	Monster Beverage Corp.	1,281,526	76,661
	Brown-Forman Corp. Class B	987,282	66,958
	Molson Coors Brewing Co. Class B	622,401	31,419
*	Boston Beer Co. Inc. Class A	39,620	15,227
	Coca-Cola Consolidated Inc.	28,979	7,829
*,^ National Beverage Corp.		85,741	4,256
	MGP Ingredients Inc.	81,705	3,727
*,^ New Age Beverages Corp.		700,998	1,514
*	Primo Water Corp.	44,415	453
			1,493,659
Food & Staples Retailing (20.6%)
	Walmart Inc.	4,183,414	498,203
	Costco Wholesale Corp.	904,685	271,234
	Walgreens Boots Alliance Inc.	2,661,742	158,640
	Sysco Corp.	1,638,873	132,011
	Kroger Co.	2,825,196	77,241
*	US Foods Holding Corp.	730,188	29,039
	Casey's General Stores Inc.	138,210	24,017
*	Performance Food Group Co.	385,989	18,165
*	BJ's Wholesale Club Holdings Inc.	486,517	11,530
*	Sprouts Farmers Market Inc.	541,545	10,723
	PriceSmart Inc.	118,196	8,834
*	Chefs' Warehouse Inc.	214,961	7,644
	Ingles Markets Inc. Class A	125,347	5,570
	Weis Markets Inc.	116,484	4,639
	Andersons Inc.	182,184	4,208
^	Rite Aid Corp.	453,269	4,107
	SpartanNash Co.	284,501	4,028
*	United Natural Foods Inc.	384,394	3,506
	Village Super Market Inc. Class A	103,506	2,927
*	Grocery Outlet Holding Corp.	11,131	369
			1,276,635
Food Products (19.6%)
	Mondelez International Inc. Class A	4,703,888	247,142
	General Mills Inc.	1,865,710	99,480
	Tyson Foods Inc. Class A	947,289	85,152
	Archer-Daniels-Midland Co.	1,831,160	78,612
	Hershey Co.	470,909	69,770
	McCormick & Co. Inc.	389,897	65,990
	Kraft Heinz Co.	2,121,343	64,701
	Kellogg Co.	830,620	54,090
	Conagra Brands Inc.	1,630,445	47,071
	Hormel Foods Corp.	960,925	42,790
	Lamb Weston Holdings Inc.	485,219	40,749
	JM Smucker Co.	367,030	38,571

Bunge Ltd.	478,965	25,567
* Post Holdings Inc.	219,761	23,207
* Freshpet Inc.	389,001	20,905
Campbell Soup Co.	427,734	19,919
Ingredion Inc.	238,119	19,804
* Darling Ingredients Inc.	744,315	17,715
Sanderson Farms Inc.	96,309	15,947
Flowers Foods Inc.	694,512	14,953
Lancaster Colony Corp.	79,840	12,617
J&J Snack Foods Corp.	67,130	12,419
* Simply Good Foods Co.	407,943	11,271
* TreeHouse Foods Inc.	215,763	10,549
* Pilgrim's Pride Corp.	321,989	10,143
* Hain Celestial Group Inc.	394,645	9,756
* Hostess Brands Inc. Class A	617,878	8,310
Calavo Growers Inc.	92,008	8,206
Cal-Maine Foods Inc.	154,469	6,724
Fresh Del Monte Produce Inc.	185,962	6,081
John B Sanfilippo & Son Inc.	59,225	5,789
Tootsie Roll Industries Inc.	155,337	5,336
^ B&G Foods Inc.	320,047	5,300
* Landec Corp.	317,390	3,637
* Farmer Brothers Co.	134,552	2,041
* Beyond Meat Inc.	5,511	457
		1,210,771
Household Products (22.7%)
Procter & Gamble Co.	7,445,978	908,856
Colgate-Palmolive Co.	2,567,997	174,162
Kimberly-Clark Corp.	1,098,963	149,833
Clorox Co.	407,588	60,417
Church & Dwight Co. Inc.	835,816	58,708
WD-40 Co.	69,481	13,417
Energizer Holdings Inc.	260,891	13,016
Spectrum Brands Holdings Inc.	204,884	12,809
* Central Garden & Pet Co. Class A	281,260	7,034
* Central Garden & Pet Co.	133,821	3,530
		1,401,782
Personal Products (3.7%)
Estee Lauder Cos. Inc. Class A	698,860	136,606
* Herbalife Nutrition Ltd.	437,876	19,972
Coty Inc. Class A	1,114,855	12,865
Inter Parfums Inc.	147,235	10,379
* Avon Products Inc.	2,193,331	10,067
Medifast Inc.	111,203	9,776
Nu Skin Enterprises Inc. Class A	238,956	9,138
* Edgewell Personal Care Co.	244,660	7,624
* USANA Health Sciences Inc.	76,093	5,600
* elf Beauty Inc.	266,457	4,415
		226,442
Tobacco (8.9%)
Philip Morris International Inc.	3,294,627	273,223
Altria Group Inc.	5,286,268	262,728
Vector Group Ltd.	654,136	8,792
Universal Corp.	126,352	6,598
Turning Point Brands Inc.	16,776	463
		551,804

Total Common Stocks (Cost $5,423,797)			6,161,093
	Coupon
Temporary Cash Investment (0.4%)1
2,3 Vanguard Market Liquidity Fund (Cost $26,037)	1.841%	260,344	26,039
Total Investments (100.1%) (Cost $5,449,834)			6,187,132
Other Assets and Liabilities-Net (-0.1%)3			(7,207)
Net Assets (100%)			6,179,925

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,909,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent
100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $10,834,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Campbell Soup Co.	2/4/20	GSI	8,274	(1.733)	—	(128)
Coca-Cola Co.	2/4/20	GSI	10,534	(1.733)	221	—
					221	(128)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

Consumer Staples Index Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fundmay terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,161,093	—	—
Temporary Cash Investments	26,039	—	—
Swap Contracts—Assets	—	221	—
Swap Contracts—Liabilities	—	(128)	—
Total	6,187,132	93	—